Financial Instruments - Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	$ (261.9)	$ (144.3)
Taxes Payable Undiscounted Cash Flows	(64.3)	(27.2)
Government Loans Undiscounted Cash Flows	(136.5)	(135.1)
Derivative financial liabilities, undiscounted cash flows	(28.8)
Financial Liabilities Undiscounted Cash Flows	(493.9)	(1,091.2)
Available for use asset costs undiscounted cash flows		(49.4)
Bank borrowings, undiscounted cash flows	(0.1)	(90.1)
Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(2.3)	0.0
Secured Term Loan Facility [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(176.4)
Loans Received Undiscounted Cash Flows		(381.9)
Algoma Docks Term Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(10.8)
Loans Received Undiscounted Cash Flows		(76.0)
Year 1
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	(261.9)	(144.3)
Taxes Payable Undiscounted Cash Flows	(64.3)	(27.2)
Government Loans Undiscounted Cash Flows	(9.9)	0.0
Derivative financial liabilities, undiscounted cash flows	(28.8)
Financial Liabilities Undiscounted Cash Flows	(367.3)	(367.7)
Available for use asset costs undiscounted cash flows		(49.4)
Bank borrowings, undiscounted cash flows	(0.1)	(90.1)
Year 1 | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(2.3)	0.0
Year 1 | Secured Term Loan Facility [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(38.5)
Loans Received Undiscounted Cash Flows		(3.6)
Year 1 | Algoma Docks Term Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(3.5)
Loans Received Undiscounted Cash Flows		(11.1)
Year 2
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(9.9)	(10.0)
Derivative financial liabilities, undiscounted cash flows	0.0
Financial Liabilities Undiscounted Cash Flows	(9.9)	(68.0)
Available for use asset costs undiscounted cash flows		0.0
Bank borrowings, undiscounted cash flows	0.0	0.0
Year 2 | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Year 2 | Secured Term Loan Facility [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(38.1)
Loans Received Undiscounted Cash Flows		(3.6)
Year 2 | Algoma Docks Term Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(3.1)
Loans Received Undiscounted Cash Flows		(13.2)
Years 3 to 5
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(71.5)	(55.0)
Derivative financial liabilities, undiscounted cash flows	0.0
Financial Liabilities Undiscounted Cash Flows	(71.5)	(585.4)
Available for use asset costs undiscounted cash flows		0.0
Bank borrowings, undiscounted cash flows	0.0	0.0
Years 3 to 5 | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Years 3 to 5 | Secured Term Loan Facility [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(99.8)
Loans Received Undiscounted Cash Flows		(374.7)
Years 3 to 5 | Algoma Docks Term Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		(4.2)
Loans Received Undiscounted Cash Flows		(51.7)
Greater than 5 Years
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(45.2)	(70.1)
Derivative financial liabilities, undiscounted cash flows	0.0
Financial Liabilities Undiscounted Cash Flows	(45.2)	(70.1)
Available for use asset costs undiscounted cash flows		0.0
Bank borrowings, undiscounted cash flows	0.0	0.0
Greater than 5 Years | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Greater than 5 Years | Secured Term Loan Facility [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		0.0
Loans Received Undiscounted Cash Flows		0.0
Greater than 5 Years | Algoma Docks Term Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows		0.0
Loans Received Undiscounted Cash Flows		0.0
Carrying Amount [member]
Maturity Analysis For Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	261.9	144.3
Taxes payable	64.3	27.2
Governmental Loans	95.2	86.4
Derivative financial instruments	28.8
Financial liabilities	452.6	866.2
Revolving Credit Facility	0.1	90.1
Available for use asset costs		49.4
Carrying Amount [member] | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan	$ 2.3	1.4
Carrying Amount [member] | Secured Term Loan Facility [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan		9.1
Loans received		381.9
Carrying Amount [member] | Algoma Docks Term Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan		0.4
Loans received		$ 76.0